UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

         Read instructions at the end of Form before preparing Form.


1.    Name and Address of issuer:

      First Investors Single Payment and Periodic Payment Plans for the the Accumulation of Shares of First Investors Global Fund, Inc. 95 Wall Street
      New York, NY 10005


2.    The name of each  series or class of  securities  for which this Form is
filed (If   the Form is being filed for all series and  classes of  securities of the issuer, check the box but do not list the series or classes):  [X]





3.    Investment Company Act File Number: 811-575

      Securities Act File Number: 2-10946


4(a). Last day of fiscal year for which this Form is filed: 9/30/98




4(b).       [  ] Check  box if this  Form is being  filed  late  (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
            (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


 4(c).      [ ]   Check box if this is the last time the issuer
will be filing this Form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                      $1,306,500
                                                                 ---------------
(ii)    Aggregate price of securities  redeemed or repurchased during the fiscal year:
                                                $6,965,240
                                                -----------------
(iii) Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
                                                $11,980,074
                                                -----------------

(iv)    Total available redemption credits [add Items 5(ii) and 5(iii)]:
                                                                     $18,945,314
                                                                 ---------------
(v) Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                            $-0-
                                                                  --------------
(vi) Redemption credits available for use in future years if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
5(i)]:
                                                $(17,638,814)
                                                -----------------


(vii) Multiplier for determining registration fee (See Instruction C.9):

                                                                       X .000278
                                                                 ---------------

(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):
                                                                           =$-0-
                                                                 ===============
6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See instruction D):
                                                                           +$-0-
                                                                  --------------
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                           =$-0-
                                                                 ===============
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A
                        Method of delivery:
                                          [ ] Wire Transfer
                                          [ ] Mail or other means

                                   SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.



FIRST INVESTORS CORPORATION




By /S/ JOSEPH I. BENEDEK
Joseph I. Benedek, Treasurer




Date:  December 28, 1998